Taxation on ordinary activities (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of Taxation on Ordinary Activities	(a) Summary of taxation on ordinary activities

	2023 £m	2022 £m	2021 £m
UK corporation tax	32	(3)	(25)
Comprising:
– current year tax expense	20	2	1
– adjustments in respect of prior periods	12	(5)	(26)
Overseas tax	2,779	2,721	2,401
Comprising:
– current year tax expense	2,804	2,675	2,418
– adjustments in respect of prior periods	(25)	46	(17)
Total current tax	2,811	2,718	2,376
Deferred tax	(5,683)	(240)	(187)
Comprising:
– deferred tax relating to origination and reversal of temporary differences	(5,577)	(174)	(29)
– deferred tax relating to changes in tax rates	(106)	(66)	(158)
	(2,872)	2,478	2,189

Summary of Factors Affecting Taxation Charge	The taxation charge differs from the standard rate of corporation tax in the UK of 23.5% for 2023, 19.0%for 2022 and 19.0% 2021.
The major causes of this difference are listed below:

	2023		2022		2021
	£m	%	£m	%	£m	%
(Loss)/Profit before tax	(17,061)		9,324		9,163
Less: share of post-tax results of associates and joint ventures (see note 9)	(585)		(442)		(415)
	(17,646)		8,882		8,748
Tax at 23.5% (2022: 19% and 2021: 19%) on the above	(4,147)	23.5	1,688	19.0	1,662	19.0
Factors affecting the tax rate:
Tax at standard rates other than UK corporation tax rate	619	(3.5)	397	4.5	319	3.6
Other national tax charges	310	(1.8)	244	2.7	184	2.1
Permanent differences	845	(4.8)	83	0.9	87	1.0
Overseas withholding taxes	179	(1.0)	156	1.8	189	2.2
Double taxation relief on UK profits	(46)	0.3	(26)	(0.3)	(23)	(0.3)
(Utilised)/unutilised tax losses	(15)	0.1	12	0.1	(10)	(0.1)
Adjustments in respect of prior periods	(13)	0.1	41	0.5	(43)	(0.5)
Deferred tax relating to changes in tax rates	(106)	0.6	(66)	(0.7)	(158)	(1.8)
Additional net deferred tax (credits)/charges	(498)	2.8	(51)	(0.6)	(18)	(0.2)
	(2,872)	16.3	2,478	27.9	2,189	25.0

Summary of Tax on Items Recognised Directly in Other Comprehensive Income	(f) Tax on items recognised directly in other comprehensive income

	2023 £m	2022 £m	2021 £m
Current tax	(5)	(6)	(4)
Deferred tax	12	(106)	(110)
(Charged)/credited to other comprehensive income	7	(112)	(114)